Acquisitions and divestments (Details 2) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Onondaga Renewables	Sep. 30, 2011 Onondaga Renewables	May 31, 2011 Topsham	Dec. 31, 2011 Topsham	Nov. 30, 2011 Rumford	Dec. 31, 2009 Rumford	Sep. 30, 2009 Rumford
Acquisition and divestments
Percentage of ownership interest						50.00%	50.00%		50.00%			23.50%
Impairment of long-lived assets, pre tax						$ 1,500,000					$ 5,500,000
Proceeds from sale								8,500,000		2,000,000
Distributions from Rumford project	249,000	1,450,000	21,889,000	16,843,000	27,884,000
Gain on sale of investment										$ 1,500,000